                       BRIGHTHOUSE LIFE INSURANCE COMPANY

                     BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C


                        SUPPLEMENT DATED APRIL 29, 2019
                                       TO
             PROSPECTUSES DATED APRIL 28, 2008 AND NOVEMBER 9, 2006
                (RUSSELL-SELECT/CUSTOM-SELECT/NAVIGATOR-SELECT)

This Supplement revises information contained in the prospectuses dated April 28, 2008 (as supplemented) and November 9, 2006 (as supplemented) for the Russell-Select, Custom-Select and Navigator-Select Variable Annuity contracts issued by Brighthouse Life Insurance Company ("BLIC," "we," "us," or "our"). This Supplement should be read and kept together with your contract prospectus for future reference.


IN ACCORDANCE WITH REGULATIONS ADOPTED BY THE SECURITIES AND EXCHANGE COMMISSION, BEGINNING ON OR AFTER JANUARY 1, 2021, PAPER COPIES OF THE SHAREHOLDER REPORTS FOR THE INVESTMENT PORTFOLIOS AVAILABLE UNDER YOUR VARIABLE ANNUITY CONTRACT WILL NO LONGER BE SENT BY MAIL, UNLESS YOU SPECIFICALLY REQUEST PAPER COPIES OF THE REPORTS FROM BLIC. INSTEAD, THE REPORTS WILL BE MADE AVAILABLE ON A WEBSITE, AND YOU WILL BE NOTIFIED BY MAIL EACH TIME A REPORT IS POSTED AND PROVIDED WITH A WEBSITE LINK TO ACCESS THE REPORT.


IF YOU ALREADY ELECTED TO RECEIVE SHAREHOLDER REPORTS ELECTRONICALLY, YOU WILL NOT BE AFFECTED BY THIS CHANGE AND YOU NEED NOT TAKE ANY ACTION. YOU MAY ELECT TO RECEIVE SHAREHOLDER REPORTS AND OTHER COMMUNICATIONS FROM BLIC
ELECTRONICALLY BY CONTACTING US AT WWW.BRIGHTHOUSEFINANCIAL.COM TO ENROLL.


YOU MAY ELECT TO RECEIVE ALL FUTURE REPORTS IN PAPER FREE OF CHARGE. YOU CAN INFORM BLIC THAT YOU WISH TO CONTINUE RECEIVING PAPER COPIES OF YOUR SHAREHOLDER REPORTS BY CALLING (800) 638-7732, OR BY SENDING AN EMAIL CORRESPONDENCE TO RCG@BRIGHTHOUSEFINANCIAL.COM. YOUR ELECTION TO RECEIVE REPORTS IN PAPER WILL APPLY TO ALL INVESTMENT PORTFOLIOS AVAILABLE UNDER YOUR CONTRACT.


The corresponding sections of the prospectus are modified as follows:


FEE TABLES AND EXAMPLES

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING INVESTMENT PORTFOLIO FEES AND EXPENSES.
--------------------------------------------------------------------------------


PERIODIC FEES AND EXPENSES TABLE
CONTRACT MAINTENANCE CHARGE (Note 1)   $30

SEPARATE ACCOUNT ANNUAL EXPENSES
(referred to as Separate Account Product Charges)
(as a percentage of average account value)


 Mortality and Expense Charge*            1.25%
 Administration Expense Charge            0.15%
                                          ----

 Total Separate Account Product Charges   1.40%

 * For Navigator-Select contracts, we are waiving an amount of the Mortality and Expense Charge equal to the investment portfolio expenses that are in excess of 0.92% for account value allocated to the T. Rowe Price Large Cap Growth Portfolio (Class A). For Navigator-Select and Custom-Select contracts, we are waiving an amount of the Mortality and Expense Charge equal to the investment portfolio expenses that are in excess of 0.91% for account value allocated to the BlackRock Capital Appreciation Portfolio (Class A) and in excess of 0.58% for account value allocated to the T. Rowe Price Large Cap Value Portfolio (Class
       A).

    Note 1. During the accumulation phase, we will not charge the contract maintenance charge if the value of your account is $50,000 or more, although, if you make a complete withdrawal, we will charge the contract maintenance charge



THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. CERTAIN INVESTMENT PORTFOLIOS MAY IMPOSE A REDEMPTION FEE IN THE FUTURE. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS AND IN THE FOLLOWING TABLES.


MINIMUM AND MAXIMUM TOTAL ANNUAL INVESTMENT PORTFOLIO OPERATING EXPENSES



                                                                            Minimum  Maximum
                                                                          --------- --------
Total Annual Investment Portfolio Operating Expenses
(expenses that are deducted from Investment Portfolio assets, including   0.28%     1.22%
management fees, distribution and/or service (12b-1) fees, and other expenses)

INVESTMENT PORTFOLIO FEES AND EXPENSES AS OF DECEMBER 31, 2018

(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Investment Portfolio fees and expenses, please refer to the prospectus for each Investment Portfolio.



                                                         DISTRIBUTION
                                                            AND/OR
                                            MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                            FEE      (12B-1) FEES   EXPENSES
------------------------------------------ ------------ -------------- ----------
AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE
 FUNDS) -- SERIES I
 Invesco V.I. International Growth Fund       0.71%          --          0.22%

BRIGHTHOUSE FUNDS TRUST I
 Brighthouse Asset Allocation 100             0.07%         0.25%        0.01%
  Portfolio -- Class B

 Brighthouse Small Cap Value                  0.75%         0.25%        0.03%
  Portfolio -- Class B

 Brighthouse/Aberdeen Emerging Markets        0.89%          --          0.10%
  Equity Portfolio -- Class A

 Clarion Global Real Estate                   0.61%          --          0.05%
  Portfolio -- Class A

 ClearBridge Aggressive Growth                0.56%          --          0.02%
  Portfolio -- Class A

 Invesco Comstock Portfolio -- Class B        0.56%         0.25%        0.03%

 Invesco Small Cap Growth                     0.85%          --          0.03%
  Portfolio -- Class A

 MFS(R) Research International                0.70%          --          0.05%
  Portfolio -- Class A

 Morgan Stanley Discovery                     0.64%          --          0.04%
  Portfolio -- Class A

 PIMCO Total Return Portfolio -- Class A      0.48%          --          0.26%

 SSGA Growth and Income ETF                   0.31%         0.25%        0.01%
  Portfolio -- Class B

 SSGA Growth ETF Portfolio -- Class B         0.32%         0.25%        0.02%

 T. Rowe Price Large Cap Value                0.57%          --          0.02%
  Portfolio -- Class A

 T. Rowe Price Mid Cap Growth                 0.75%         0.25%        0.03%
  Portfolio -- Class B

                                             ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                            FUND FEES     ANNUAL        AND/OR       ANNUAL
                                               AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                         EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
------------------------------------------ ----------- ----------- --------------- ----------
AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE
 FUNDS) -- SERIES I
 Invesco V.I. International Growth Fund      0.01%       0.94%         0.01%         0.93%

BRIGHTHOUSE FUNDS TRUST I
 Brighthouse Asset Allocation 100            0.67%       1.00%           --          1.00%
  Portfolio -- Class B

 Brighthouse Small Cap Value                 0.08%       1.11%         0.01%         1.10%
  Portfolio -- Class B

 Brighthouse/Aberdeen Emerging Markets         --        0.99%         0.05%         0.94%
  Equity Portfolio -- Class A

 Clarion Global Real Estate                    --        0.66%         0.01%         0.65%
  Portfolio -- Class A

 ClearBridge Aggressive Growth                 --        0.58%         0.02%         0.56%
  Portfolio -- Class A

 Invesco Comstock Portfolio -- Class B         --        0.84%         0.02%         0.82%

 Invesco Small Cap Growth                      --        0.88%         0.08%         0.80%
  Portfolio -- Class A

 MFS(R) Research International                 --        0.75%         0.10%         0.65%
  Portfolio -- Class A

 Morgan Stanley Discovery                      --        0.68%         0.02%         0.66%
  Portfolio -- Class A

 PIMCO Total Return Portfolio -- Class A       --        0.74%         0.03%         0.71%

 SSGA Growth and Income ETF                  0.19%       0.76%           --          0.76%
  Portfolio -- Class B

 SSGA Growth ETF Portfolio -- Class B        0.19%       0.78%           --          0.78%

 T. Rowe Price Large Cap Value                 --        0.59%         0.05%         0.54%
  Portfolio -- Class A

 T. Rowe Price Mid Cap Growth                  --        1.03%           --          1.03%
  Portfolio -- Class B


                                                          DISTRIBUTION
                                                             AND/OR
                                             MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                             FEE      (12B-1) FEES   EXPENSES
------------------------------------------- ------------ -------------- ----------
 Victory Sycamore Mid Cap Value                0.65%          --          0.04%
  Portfolio -- Class A

BRIGHTHOUSE FUNDS TRUST II
 Baillie Gifford International Stock           0.79%         0.25%        0.05%
  Portfolio -- Class B

 BlackRock Bond Income                         0.33%          --          0.10%
  Portfolio -- Class A

 BlackRock Capital Appreciation                0.69%          --          0.03%
  Portfolio -- Class A

 BlackRock Ultra-Short Term Bond               0.35%          --          0.04%
  Portfolio -- Class A

 Brighthouse Asset Allocation 20               0.10%         0.25%        0.03%
  Portfolio -- Class B

 Brighthouse Asset Allocation 40               0.06%         0.25%         --
  Portfolio -- Class B

 Brighthouse Asset Allocation 60               0.05%         0.25%         --
  Portfolio -- Class B

 Brighthouse Asset Allocation 80               0.05%         0.25%        0.01%
  Portfolio -- Class B

 Brighthouse/Wellington Core Equity            0.70%          --          0.02%
  Opportunities Portfolio -- Class A

 Brighthouse/Wellington Core Equity            0.70%         0.15%        0.02%
  Opportunities Portfolio -- Class E

 Jennison Growth Portfolio -- Class A          0.60%          --          0.02%

 Loomis Sayles Small Cap Growth                0.90%         0.25%        0.07%
  Portfolio -- Class B

 MetLife Stock Index Portfolio -- Class A      0.25%          --          0.03%

 Neuberger Berman Genesis                      0.82%          --          0.03%
  Portfolio -- Class A

 T. Rowe Price Large Cap Growth                0.60%          --          0.02%
  Portfolio -- Class A

 T. Rowe Price Small Cap Growth                0.47%          --          0.03%
  Portfolio -- Class A

 Western Asset Management Strategic            0.57%          --          0.03%
  Bond Opportunities
  Portfolio -- Class A

FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS -- SERVICE CLASS 2
 Equity-Income Portfolio                       0.44%         0.25%        0.09%

FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST -- CLASS 1
 Templeton Foreign VIP Fund                    0.79%          --          0.04%

PIMCO VARIABLE INSURANCE
 TRUST -- ADMINISTRATIVE CLASS
 PIMCO High Yield Portfolio                    0.60%         0.15%        0.03%

 PIMCO Low Duration Portfolio                  0.50%         0.15%        0.09%

PUTNAM VARIABLE TRUST -- CLASS IA
 Putnam VT Sustainable Leaders Fund            0.55%          --          0.13%

RUSSELL INVESTMENT FUNDS
 Global Real Estate Securities Fund            0.80%          --          0.12%

 International Developed Markets Fund          0.90%          --          0.18%

 Strategic Bond Fund                           0.55%          --          0.12%




                                              ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                             FUND FEES     ANNUAL        AND/OR        ANNUAL
                                                AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                          EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------------------------- ----------- ----------- --------------- -----------
 Victory Sycamore Mid Cap Value                 --        0.69%         0.09%         0.60%
  Portfolio -- Class A

BRIGHTHOUSE FUNDS TRUST II
 Baillie Gifford International Stock            --        1.09%         0.12%         0.97%
  Portfolio -- Class B

 BlackRock Bond Income                          --        0.43%           --          0.43%
  Portfolio -- Class A

 BlackRock Capital Appreciation                 --        0.72%         0.09%         0.63%
  Portfolio -- Class A

 BlackRock Ultra-Short Term Bond                --        0.39%         0.03%         0.36%
  Portfolio -- Class A

 Brighthouse Asset Allocation 20              0.61%       0.99%         0.03%         0.96%
  Portfolio -- Class B

 Brighthouse Asset Allocation 40              0.62%       0.93%           --          0.93%
  Portfolio -- Class B

 Brighthouse Asset Allocation 60              0.63%       0.93%           --          0.93%
  Portfolio -- Class B

 Brighthouse Asset Allocation 80              0.65%       0.96%           --          0.96%
  Portfolio -- Class B

 Brighthouse/Wellington Core Equity             --        0.72%         0.11%         0.61%
  Opportunities Portfolio -- Class A

 Brighthouse/Wellington Core Equity             --        0.87%         0.11%         0.76%
  Opportunities Portfolio -- Class E

 Jennison Growth Portfolio -- Class A           --        0.62%         0.08%         0.54%

 Loomis Sayles Small Cap Growth                 --        1.22%         0.09%         1.13%
  Portfolio -- Class B

 MetLife Stock Index Portfolio -- Class A       --        0.28%         0.01%         0.27%

 Neuberger Berman Genesis                       --        0.85%         0.01%         0.84%
  Portfolio -- Class A

 T. Rowe Price Large Cap Growth                 --        0.62%         0.05%         0.57%
  Portfolio -- Class A

 T. Rowe Price Small Cap Growth                 --        0.50%           --          0.50%
  Portfolio -- Class A

 Western Asset Management Strategic             --        0.60%         0.06%         0.54%
  Bond Opportunities
  Portfolio -- Class A

FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS -- SERVICE CLASS 2
 Equity-Income Portfolio                        --        0.78%           --          0.78%

FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST -- CLASS 1
 Templeton Foreign VIP Fund                   0.02%       0.85%         0.02%         0.83%

PIMCO VARIABLE INSURANCE
 TRUST -- ADMINISTRATIVE CLASS
 PIMCO High Yield Portfolio                     --        0.78%           --          0.78%

 PIMCO Low Duration Portfolio                   --        0.74%           --          0.74%

PUTNAM VARIABLE TRUST -- CLASS IA
 Putnam VT Sustainable Leaders Fund             --        0.68%           --          0.68%

RUSSELL INVESTMENT FUNDS
 Global Real Estate Securities Fund             --        0.92%           --          0.92%

 International Developed Markets Fund           --        1.08%           --          1.08%

 Strategic Bond Fund                            --        0.67%           --          0.67%


                                            DISTRIBUTION               ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                               AND/OR                 FUND FEES     ANNUAL        AND/OR        ANNUAL
                               MANAGEMENT      SERVICE       OTHER       AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO               FEE      (12B-1) FEES   EXPENSES    EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
----------------------------- ------------ -------------- ---------- ----------- ----------- --------------- -----------
 U.S. Small Cap Equity Fund      0.90%          --          0.31%        --        1.21%           --          1.21%

 U.S. Strategic Equity Fund      0.73%          --          0.17%        --        0.90%           --          0.90%


The information shown in the table above was provided by the Investment Portfolios. Certain Investment Portfolios and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue at least until April 30, 2020. These arrangements can be terminated with respect to these Investment Portfolios only with the approval of the Investment Portfolio's board of directors or trustees. Please see the Investment Portfolios' prospectuses for additional information regarding these arrangements.


Certain Investment Portfolios that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Investment Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.



INVESTMENT OPTIONS


The contract offers the investment portfolios which are listed below for allocation of purchase payments and transfers. CERTAIN PORTFOLIOS LISTED BELOW MAY NOT BE AVAILABLE WITH YOUR CONTRACT. APPENDIX B - PART 2 CONTAINS A LIST OF THE PORTFOLIOS AVAILABLE WITH YOUR CONTRACT. You can only invest in 15 investment portfolios at any one time. Additional investment portfolios may be available in the future.


YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY BEFORE INVESTING. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT:
BRIGHTHOUSE LIFE INSURANCE COMPANY , ANNUITY SERVICE OFFICE, P.O. BOX 10366, DES MOINES, IOWA, 50306-0366, (800) 343-8496. YOU CAN ALSO OBTAIN INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT HTTP://WWW.SEC.GOV/.


APPENDIX B CONTAINS A SUMMARY OF THE NAMES OF THE INVESTMENT ADVISERS AND SUBADVISERS OF THE INVESTMENT PORTFOLIOS AND THEIR INVESTMENT OBJECTIVES AND STRATEGIES.


WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR INVESTMENT PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE CONTRACT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE INVESTMENT PORTFOLIOS YOU HAVE CHOSEN.

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) -- SERIES I

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is a mutual fund with multiple portfolios. Invesco Advisers, Inc. is the investment adviser to each portfolio. The following portfolio is available under the contract:


     Invesco V.I. International Growth Fund



BRIGHTHOUSE FUNDS TRUST I

Brighthouse Funds Trust I is a mutual fund with multiple portfolios. Brighthouse Investment Advisers, LLC (Brighthouse Investment Advisers) is the investment manager of Brighthouse Funds Trust I. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     Brighthouse Asset Allocation 100 Portfolio -- Class B

     Brighthouse Small Cap Value Portfolio -- Class B

     Brighthouse/Aberdeen Emerging Markets Equity Portfolio -- Class A

     Clarion Global Real Estate Portfolio -- Class A

     ClearBridge Aggressive Growth Portfolio -- Class A

     Invesco Comstock Portfolio -- Class B

     Invesco Small Cap Growth Portfolio -- Class A

     MFS(R) Research International Portfolio -- Class A

     Morgan Stanley Discovery Portfolio -- Class A (formerly Morgan Stanley Mid
         Cap Growth Portfolio)

     PIMCO Total Return Portfolio -- Class A

     SSGA Growth and Income ETF Portfolio -- Class B

     SSGA Growth ETF Portfolio -- Class B

     T. Rowe Price Large Cap Value Portfolio -- Class A

     T. Rowe Price Mid Cap Growth Portfolio -- Class B

     Victory Sycamore Mid Cap Value Portfolio -- Class A



BRIGHTHOUSE FUNDS TRUST II

Brighthouse Funds Trust II is a mutual fund with multiple portfolios. Brighthouse Investment Advisers is the investment adviser to the portfolios. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     Baillie Gifford International Stock Portfolio -- Class B

     BlackRock Bond Income Portfolio -- Class A

     BlackRock Capital Appreciation Portfolio -- Class A

     BlackRock Ultra-Short Term Bond Portfolio -- Class A

     Brighthouse Asset Allocation 20 Portfolio -- Class B

     Brighthouse Asset Allocation 40 Portfolio -- Class B

     Brighthouse Asset Allocation 60 Portfolio -- Class B

     Brighthouse Asset Allocation 80 Portfolio -- Class B

     Brighthouse/Wellington Core Equity Opportunities Portfolio -- Class A

     Brighthouse/Wellington Core Equity Opportunities Portfolio -- Class E

     Jennison Growth Portfolio -- Class A

     Loomis Sayles Small Cap Growth Portfolio -- Class B

     MetLife Stock Index Portfolio -- Class A

     Neuberger Berman Genesis Portfolio -- Class A

     T. Rowe Price Large Cap Growth Portfolio -- Class A

     T. Rowe Price Small Cap Growth Portfolio -- Class A

     Western Asset Management Strategic Bond Opportunities Portfolio -- Class A



FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS 2

Fidelity(R) Variable Insurance Products is a mutual fund with multiple portfolios. Fidelity Management & Research Company is the investment manager. (See Appendix B for the name of the subadviser.) The following portfolio is available under the contract:


     Equity-Income Portfolio



FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 1

Franklin Templeton Variable Insurance Products Trust is a mutual fund with multiple portfolios. Templeton Investment Counsel, LLC is the investment adviser to each portfolio. The following portfolio is available under the contract:


     Templeton Foreign VIP Fund


PIMCO VARIABLE INSURANCE TRUST -- ADMINISTRATIVE CLASS

PIMCO Variable Insurance Trust is a mutual fund with multiple portfolios. Pacific Investment Management Company LLC is the investment adviser to each portfolio. The following portfolios are available under the contract:


     PIMCO High Yield Portfolio

     PIMCO Low Duration Portfolio



PUTNAM VARIABLE TRUST -- CLASS IA

Putnam Variable Trust is a mutual fund with multiple portfolios. Putnam Investment Management, LLC is the investment adviser to each portfolio. The following portfolio is available under the contract:


     Putnam VT Sustainable Leaders Fund (formerly Putnam VT Multi-Cap Growth
         Fund)



RUSSELL INVESTMENT FUNDS

Russell Investment Funds is a mutual fund with multiple portfolios. Russell Investment Management Company is the investment adviser to each portfolio. The following portfolios are available under the contract:


     Global Real Estate Securities Fund

     International Developed Markets Fund

     Strategic Bond Fund

     U.S. Small Cap Equity Fund

     U.S. Strategic Equity Fund



TRANSFERS

RESTRICTIONS ON FREQUENT TRANSFERS. We monitor transfer activity in the following "Monitored Portfolios" for purposes of imposing our restrictions on frequent transfers.

     Baillie Gifford International Stock Portfolio

     Brighthouse Small Cap Value Portfolio

     Brighthouse/Aberdeen Emerging Markets Equity Portfolio

     Clarion Global Real Estate Portfolio

     Global Real Estate Securities Fund

     International Developed Markets Fund

     Invesco Small Cap Growth Portfolio

     Invesco V.I. International Growth Fund

     Loomis Sayles Small Cap Growth Portfolio

     MFS(R) Research International Portfolio

     Neuberger Berman Genesis Portfolio

     PIMCO High Yield Portfolio

     T. Rowe Price Small Cap Growth Portfolio

     Templeton Foreign VIP Fund

     U.S. Small Cap Equity Fund

     Western Asset Management Strategic Bond Opportunities Portfolio



OTHER INFORMATION


BRIGHTHOUSE LIFE INSURANCE COMPANY

Brighthouse Life Insurance Company is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. Prior to March 6, 2017, BLIC was known as MetLife Insurance Company USA. BLIC is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. BLIC is an indirect, wholly-owned subsidiary of, and ultimately controlled by, Brighthouse Financial, Inc. ("BHF"), a publicly-traded company. BHF, through its subsidiaries and affiliates, is one of the largest providers of annuity and life insurance products in the U.S. BLIC's executive offices are located at 11225 North Community House Road, Charlotte, North Carolina 28277.


DISTRIBUTOR

The Financial Industry Regulatory Authority ("FINRA") provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.


CYBERSECURITY

Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g, the investment portfolios and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Owners' requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems.


We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on BLIC and the Separate Account, as well as individual Owners and their contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.


Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the investment portfolios; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Owner or business information; or impede order processing or cause other operational issues.


Cybersecurity breaches may also impact the issuers of securities in which the investment portfolios invest, and it is possible the funds underlying your contract could lose value. There can be no assurance that we or our service providers or the investment portfolios will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.


Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage and mitigate this risk at all times. Furthermore, we cannot control the cybersecurity plans and systems implemented by third parties, including service providers or issuers of securities in which the investment portfolios invest.


FINANCIAL STATEMENTS

The financial statements of the Separate Account are attached. Upon request, the financial statements of BLIC will be sent to you without charge.


DISCONTINUED INVESTMENT PORTFOLIOS. The following investment options are no longer available for allocations of new purchase payments or transfers of account value (excluding rebalancing and dollar cost averaging programs in existence at the time of closing): (a) Deutsche DWS

Variable Series II (formerly Deutsche Variable Series II): DWS Government & Agency Securities VIP (formerly Deutsche Government & Agency Securities VIP) (Class A) (closed May 1, 2002); (b) Brighthouse Funds Trust I: for contracts issued prior to May 1, 2003, T. Rowe Price Mid Cap Growth Portfolio (Class A) (closed May 1, 2004); (c) Brighthouse Funds Trust I: Brighthouse Small Cap Value Portfolio (formerly MetLife Small Cap Value Portfolio) (Class A) (closed May 1, 2005).


Effective as of April 28, 2003, the General American Money Market Fund was merged into the State Street Research Money Market Portfolio of Metropolitan Series Fund, Inc. and the following investment portfolios of the Met Investors Series Trust were merged: J.P. Morgan Enhanced Index Portfolio merged into the Lord Abbett Growth and Income Portfolio; J.P. Morgan International Equity Portfolio merged into the MFS(R) Research International Portfolio; and Lord Abbett Developing Growth Portfolio merged into the Lord Abbett Growth Opportunities Portfolio.


Effective as of May 1, 2004, the following investment portfolios were replaced:
(a) AIM Variable Insurance Funds (Invesco Variable Insurance Funds) ("Invesco VI") the Invesco V.I. Premier Equity Fund (Series I) was replaced with the Lord Abbett Growth and Income Fund (Class A) of Met Investors Series Trust; (b) AllianceBernstein Variable Products Series Fund, Inc.: AllianceBernstein Premier Growth Portfolio (Class A) was replaced with the Janus Aggressive Growth Portfolio (Class A) of the Met Investors Series Trust; the AllianceBernstein Value Portfolio (Class B) (closed effective May 1, 2003) was replaced with the Lord Abbett Growth and Income Portfolio (Class B) of the Met Investors Series Trust; and the AllianceBernstein Small Cap Value Portfolio (Class B) (closed effective May 1, 2003) was replaced with the Third Avenue Small Cap Value Portfolio (Class B) of the Met Investors Series Trust; (c) American Century Variable Portfolios, Inc.: the American Century VP Income & Growth Fund (closed effective May 1, 2003) was replaced with the Lord Abbett Growth and Income Portfolio (Class A) of the Met Investors Series Trust; the American Century VP Value Fund (closed effective May 1, 2003) was replaced with the Lord Abbett Mid Cap Value Portfolio (Class A) of the Met Investors Series Trust; and the American Century VP International Fund (closed effective May 1,
2003) was replaced with the MFS(R) Research International Portfolio (Class A) of the Met Investors Series Trust; (d) Dreyfus Variable Investment Fund (Initial Shares): the Dreyfus VIF - Disciplined Stock Portfolio (closed effective May 1, 2003) and the Dreyfus VIF - Capital Appreciation Portfolio (closed effective May 1, 2003) were replaced with the Oppenheimer Capital Appreciation Portfolio (Class A) of the Met Investors Series Trust; (e) Franklin Templeton Variable Insurance Products Trust (Class 1): the Franklin Small Cap Fund (closed effective May 1, 2004) was replaced with the T. Rowe Price Small Cap Growth Portfolio (Class A) of the Metropolitan Series Fund, Inc.; and the Mutual Shares Securities Fund (closed effective May 1, 2004) was replaced with the Lord Abbett Growth and Income Portfolio (Class A) of the Met Investors Series Trust; (f) Goldman Sachs Variable Insurance Trust ("GSVIT"): the GSVIT Growth and Income Fund (closed effective May 1, 2002) was replaced with the Lord Abbett Growth and Income Fund (Class A) of the Met Investors Series Trust; and the GSVIT International Equity Fund (closed effective May 1,
2002) was replaced with the MFS(R) Research International Portfolio (Class A) of the Met Investors Series Trust; (g) INVESCO Variable Investment Funds, Inc.: the INVESCO VIF-Dynamics Fund (closed effective May 1, 2003) was replaced with the T. Rowe Price Mid-Cap Growth Portfolio (Class A) of the Met Investors Series Trust; and the INVESCO VIF-High Yield Fund (closed effective May 1,
2002) was replaced with the Lord Abbett Bond Debenture Portfolio (Class A) of Met Investors Series Trust; (h) Liberty Variable Investments: the Newport Tiger Fund, Variable Series (Class A) (closed effective May 1, 2002) was replaced with the MFS(R) Research International Portfolio (Class A) of the Met Investors Series Trust; (i) MFS(R) Variable Insurance Trust (Initial Class): MFS(R) Research Series (closed effective May 1, 2004) was replaced with the Oppenheimer Capital Appreciation Portfolio (Class A) of the Met Investors Series Trust; MFS(R) Emerging Growth Series (closed effective May 1, 2004) was replaced with the T. Rowe Price Large Cap Growth Portfolio (Class A) of the Metropolitan Series Fund, Inc.; and the MFS(R) Strategic Income Series (closed effective May 1, 2004) was replaced with the Western Asset Management Strategic Bond Opportunities Portfolio (Class A), (formerly Salomon Brothers Strategic Bond Opportunities Portfolio) (Class A) of the Metropolitan Series Fund, Inc.
(j) Oppenheimer Variable Account Funds (Initial Class): Oppenheimer Strategic Bond Fund/VA was replaced with the PIMCO Total Return Portfolio (Class A) of Met Investors Series Trust; Oppenheimer Main Street Fund/VA was replaced with the Lord Abbett Growth and

Income Portfolio (Class A) of Met Investors Series Trust; Oppenheimer High Income Fund/VA was replaced with the Lord Abbett Bond Debenture Portfolio (Class A) of Met Investors Series Trust; Oppenheimer Bond Fund/VA was replaced with the State Street Research Bond Income Portfolio (Class A) of Metropolitan Series Fund, Inc.; (k) Putnam Variable Trust (Class IA): Putnam VT New Value Fund (closed effective May 1, 2003) was replaced with the Lord Abbett Growth and Income Fund (Class A) of the Met Investors Series Trust; and the Putnam VT International New Opportunities Fund (closed effective May 1, 2003) was replaced with the MFS(R) Research International Portfolio (Class A) of the Met Investors Series Trust; (l) DWS Variable Series I (formerly Scudder Variable Series I) (Class A): the DWS International Portfolio (formerly Scudder International Portfolio) (closed effective May 1, 2003) was replaced with the MFS(R) Research International Portfolio (Class A) of the Met Investors Series Trust.


Effective as of November 22, 2004, the J.P. Morgan Quality Bond Portfolio (Class A) of the Met Investors Series Trust was merged into the PIMCO Total Return Portfolio (Class A) of the Met Investors Series Trust and the J.P. Morgan Select Equity Portfolio (Class A) of the Met Investors Series Trust was merged into the Capital Guardian U.S. Equity Portfolio (Class A) of the Metropolitan Series Fund, Inc.


Effective as of May 1, 2005, the following investment portfolios were replaced:
(a) AllianceBernstein Variable Products Series Fund, Inc.: the AllianceBernstein Real Estate Investment Portfolio (Class A) was replaced with the Neuberger Berman Real Estate Portfolio (Class A) of the Met Investors Series Trust; (b) Dreyfus Variable Investment Fund: the Dreyfus Stock Index Fund (Initial Shares) (closed effective May 1, 2003) was replaced with the MetLife Stock Index Portfolio (Class A) of the Metropolitan Series Fund, Inc.;
(c) MFS(R) Variable Insurance Trust: the MFS(R) High Income Series (Initial Class) was replaced with the Lord Abbett Bond Debenture Portfolio (Class A) of the Met Investors Series Trust, the MFS(R) Investors Trust Series (Initial Class) was replaced with the Oppenheimer Capital Appreciation Portfolio (Class
A) of the Met Investors Series Trust, and the MFS(R) New Discovery Series (Initial Class) was replaced with the Met/AIM Small Cap Growth Portfolio (Class
A) of the Met Investors Series Trust; (d) Oppenheimer Variable Account Funds: the Oppenheimer Capital Appreciation Fund/VA (Class A) (closed May 1, 2004) was replaced with the Oppenheimer Capital Appreciation Portfolio (Class A) of the Met Investors Series Trust; (e) Putnam Variable Trust: the Putnam VT International Equity Fund (Class IA) was replaced with the MFS(R) Research International Portfolio (Class A) of the Met Investors Series Trust; (f) DWS Variable Series II (formerly Scudder Variable Series II) the DWS Dreman Small Cap Value Portfolio (Class A) (formerly SVS Dreman Small Cap Value Portfolio) (Class A) (closed effective May 1, 2002) was replaced with the Third Avenue Small Cap Value Portfolio (Class A) of the Met Investors Series Trust; (g) Fidelity Variable Insurance Products: the VIP High Income Portfolio (Service Class 2) was replaced with the Lord Abbett Bond Debenture Portfolio (Class B) of the Met Investors Series Trust.


Effective as of May 1, 2006, the Fidelity VIP Growth Portfolio (Service Class
2) of the Fidelity Variable Insurance Products was merged into the T. Rowe Price Large Cap Growth Portfolio (Class B) of the Metropolitan Series Fund, Inc.


Effective as of April 30, 2007, the Met/Putnam Capital Opportunities Portfolio (Class A) of the Met Investors Series Trust merged into the Lazard Mid Cap Portfolio (Class A) of the Met Investors Series Trust.


Effective as of April 30, 2007, (a) AIM Variable Insurance Funds (Invesco Variable Insurance Funds) ("Invesco VI") Invesco V.I Capital Appreciation Fund (Series I) (closed effective May 1, 2006) was replaced with the Met Investors Series Trust: Met/AIM Capital Appreciation Portfolio (Class A); and, (b) the DWS Variable Series II: DWS Small Cap Growth VIP (Class A) (closed effective May 1, 2002) was replaced with the Metropolitan Series Fund, Inc.: T. Rowe Price Small Cap Growth Portfolio (Class A).


Effective as of April 28, 2008, the Templeton Developing Markets Securities Fund (Class I) of the Franklin Templeton Variable Insurance Products Trust was replaced with the MFS(R) Emerging Markets Equity Portfolio (Class A) of the Met Investors Series Trust.


Effective as of November 10, 2008, the Strategic Growth and Income Portfolio, the Strategic Conservative Growth Portfolio and the Strategic Growth Portfolio of the Met

Investors Series Trust merged into the MetLife Balanced Strategy Portfolio, the MetLife Growth Strategy Portfolio and the MetLife Aggressive Strategy Portfolio, respectively.


Effective as of May 4, 2009, the Capital Guardian U.S. Equity Portfolio (Class A and Class B) of the Metropolitan Series Fund, Inc. merged into the Pioneer Fund Portfolio (Class A) of the Met Investors Series Trust; the Met/AIM Capital Appreciation Portfolio (Class A) of the Met Investors Series Trust merged into the BlackRock Legacy Large Cap Growth Portfolio (Class A) of the Metropolitan Series Fund, Inc.; and the PIMCO VIT Total Return Portfolio (Administrative Class) of the PIMCO Variable Insurance Trust was replaced with the PIMCO Total Return Portfolio (Class A) of the Met Investors Series Trust.


Effective as of May 3, 2010, the assets in the Class B shares of the following investment portfolios, which has been closed to new investment, were transferred to the Class A shares of those investment portfolios: the Lord Abbett Bond Debenture Portfolio and the Lord Abbett Growth and Income Portfolio of the Met Investors Series Trust, and the T. Rowe Price Large Cap Growth Portfolio of the Metropolitan Series Fund, Inc.


Effective as of May 3, 2010, the Putnam VT Growth and Income Fund (Class IA) was replaced by the Lord Abbett Growth and Income Portfolio (Class A) of the Met Investors Series Trust.


Effective as of September 24, 2010, the Putnam VT Vista Fund (Class IA) of the Putnam Variable Trust merged into the Putnam VT Multi-Cap Growth Fund (Class
IA) of the Putnam Variable Trust.


Effective as of May 2, 2011, the Legg Mason Value Equity Portfolio (Class B) of the Met Investors Series Trust merged into the Legg Mason ClearBridge Aggressive Growth Portfolio (Class A) of the Met Investors Series Trust.


Effective as of April 30, 2012, the Oppenheimer Capital Appreciation Portfolio of the Met Investors Series Trust merged into the Jennison Growth Portfolio of the Metropolitan Series Fund.


Effective as of April 29, 2013, the MLA Mid Cap Portfolio (formerly Lazard Mid Cap Portfolio) of the Met Investors Series Trust merged into the Neuberger Berman Genesis Portfolio of the Metropolitan Series Fund.

Effective as of April 28, 2014, the MetLife Defensive Strategy Portfolio and the MetLife Moderate Strategy Portfolio of the Met Investors Series Trust merged into the MetLife Asset Allocation 40 Portfolio of the Metropolitan Series Fund.


Effective as of April 28, 2014, the MetLife Balanced Strategy Portfolio and the MetLife Growth Strategy Portfolio of the Met Investors Series Trust merged, respectively, into the MetLife Asset Allocation 60 Portfolio and the MetLife Asset Allocation 80 Portfolio of the Metropolitan Series Fund.


Effective as of May 1, 2016, the Pioneer Fund Portfolio of the Met Investors Series Trust merged into the Met/
Wellington Core Equity Opportunities Portfolio of the Metropolitan Series Fund.


Effective as of May 1, 2016, the Lord Abbett Bond Debenture Portfolio of the Met Investors Series Trust merged into the Western Asset Management Strategic Bond Opportunities Portfolio of the Metropolitan Series Fund.

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS
PART 1. INVESTMENT OBJECTIVES

Below is a listing of the investment advisers and subadvisers, if any, and the investment objectives of each investment portfolio available under the contract. The fund prospectuses contain more complete information including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.


CERTAIN PORTFOLIOS MAY NOT BE AVAILABLE WITH YOUR CONTRACT. SEE PART 2 OF THIS APPENDIX FOR A LIST OF THE PORTFOLIOS AVAILABLE WITH YOUR CONTRACT.



           INVESTMENT PORTFOLIO                          INVESTMENT OBJECTIVE
------------------------------------------ ------------------------------------------------
 AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE
 FUNDS) -- SERIES I

 Invesco V.I. International Growth Fund    Seeks long-term growth of capital.
 BRIGHTHOUSE FUNDS TRUST I

 Brighthouse Asset Allocation 100          Seeks growth of capital.
 Portfolio -- Class B
 Brighthouse Small Cap Value               Seeks long-term capital appreciation.
 Portfolio -- Class B
 Brighthouse/Aberdeen Emerging Markets     Seeks capital appreciation.
 Equity Portfolio -- Class A
 Clarion Global Real Estate                Seeks total return through investment in real
 Portfolio -- Class A                      estate securities, emphasizing both capital
                                           appreciation and current income.
 ClearBridge Aggressive Growth             Seeks capital appreciation.
 Portfolio -- Class A
 Invesco Comstock Portfolio -- Class B     Seeks capital growth and income.
 Invesco Small Cap Growth                  Seeks long-term growth of capital.
 Portfolio -- Class A
 MFS(R) Research International             Seeks capital appreciation.
 Portfolio -- Class A
 Morgan Stanley Discovery                  Seeks capital appreciation.
 Portfolio -- Class A (formerly Morgan
 Stanley Mid Cap Growth Portfolio)
 PIMCO Total Return Portfolio -- Class A   Seeks maximum total return, consistent with
                                           the preservation of capital and prudent
                                           investment management.
 SSGA Growth and Income ETF                Seeks growth of capital and income.
 Portfolio -- Class B
 SSGA Growth ETF Portfolio -- Class B      Seeks growth of capital.
 T. Rowe Price Large Cap Value             Seeks long-term capital appreciation by
 Portfolio -- Class A                      investing in common stocks believed to be
                                           undervalued. Income is a secondary
                                           objective.
 T. Rowe Price Mid Cap Growth              Seeks long-term growth of capital.
 Portfolio -- Class B
 Victory Sycamore Mid Cap Value            Seeks high total return by investing in equity
 Portfolio -- Class A                      securities of mid-sized companies.
 BRIGHTHOUSE FUNDS TRUST II




           INVESTMENT PORTFOLIO                    INVESTMENT ADVISER/SUBADVISER
------------------------------------------ ---------------------------------------------
 AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE
 FUNDS) -- SERIES I

 Invesco V.I. International Growth Fund    Invesco Advisers, Inc.
 BRIGHTHOUSE FUNDS TRUST I

 Brighthouse Asset Allocation 100          Brighthouse Investment Advisers, LLC
 Portfolio -- Class B
 Brighthouse Small Cap Value               Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                      Subadvisers: Delaware Investments Fund
                                           Advisers; Wells Capital Management
                                           Incorporated
 Brighthouse/Aberdeen Emerging Markets     Brighthouse Investment Advisers, LLC
 Equity Portfolio -- Class A               Subadviser: Aberdeen Asset Managers
                                           Limited
 Clarion Global Real Estate                Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                      Subadviser: CBRE Clarion Securities LLC
 ClearBridge Aggressive Growth             Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                      Subadviser: ClearBridge Investments, LLC
 Invesco Comstock Portfolio -- Class B     Brighthouse Investment Advisers, LLC
                                           Subadviser: Invesco Advisers, Inc.
 Invesco Small Cap Growth                  Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                      Subadviser: Invesco Advisers, Inc.
 MFS(R) Research International             Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                      Subadviser: Massachusetts Financial Services
                                           Company
 Morgan Stanley Discovery                  Brighthouse Investment Advisers, LLC
 Portfolio -- Class A (formerly Morgan     Subadviser: Morgan Stanley Investment
 Stanley Mid Cap Growth Portfolio)         Management Inc.
 PIMCO Total Return Portfolio -- Class A   Brighthouse Investment Advisers, LLC
                                           Subadviser: Pacific Investment Management
                                           Company LLC
 SSGA Growth and Income ETF                Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                      Subadviser: SSGA Funds Management, Inc.
 SSGA Growth ETF Portfolio -- Class B      Brighthouse Investment Advisers, LLC
                                           Subadviser: SSGA Funds Management, Inc.
 T. Rowe Price Large Cap Value             Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                      Subadviser: T. Rowe Price Associates, Inc.
 T. Rowe Price Mid Cap Growth              Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                      Subadviser: T. Rowe Price Associates, Inc.
 Victory Sycamore Mid Cap Value            Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                      Subadviser: Victory Capital Management
                                           Inc.
 BRIGHTHOUSE FUNDS TRUST II


            INVESTMENT PORTFOLIO                           INVESTMENT OBJECTIVE
------------------------------------------- -------------------------------------------------
 Baillie Gifford International Stock        Seeks long-term growth of capital.
 Portfolio -- Class B
 BlackRock Bond Income                      Seeks a competitive total return primarily
 Portfolio -- Class A                       from investing in fixed-income securities.
 BlackRock Capital Appreciation             Seeks long-term growth of capital.
 Portfolio -- Class A
 BlackRock Ultra-Short Term Bond            Seeks a high level of current income
 Portfolio -- Class A                       consistent with preservation of capital.
 Brighthouse Asset Allocation 20            Seeks a high level of current income, with
 Portfolio -- Class B                       growth of capital as a secondary objective.
 Brighthouse Asset Allocation 40            Seeks high total return in the form of income
 Portfolio -- Class B                       and growth of capital, with a greater
                                            emphasis on income.
 Brighthouse Asset Allocation 60            Seeks a balance between a high level of
 Portfolio -- Class B                       current income and growth of capital, with a
                                            greater emphasis on growth of capital.
 Brighthouse Asset Allocation 80            Seeks growth of capital.
 Portfolio -- Class B
 Brighthouse/Wellington Core Equity         Seeks to provide a growing stream of income
 Opportunities Portfolio -- Class A         over time and, secondarily, long-term capital
                                            appreciation and current income.
 Brighthouse/Wellington Core Equity         Seeks to provide a growing stream of income
 Opportunities Portfolio -- Class E         over time and, secondarily, long-term capital
                                            appreciation and current income.
 Jennison Growth Portfolio -- Class A       Seeks long-term growth of capital.
 Loomis Sayles Small Cap Growth             Seeks long-term capital growth.
 Portfolio -- Class B
 MetLife Stock Index Portfolio -- Class A   Seeks to track the performance of the
                                            Standard & Poor's 500(R) Composite Stock
                                            Price Index.
 Neuberger Berman Genesis                   Seeks high total return, consisting principally
 Portfolio -- Class A                       of capital appreciation.
 T. Rowe Price Large Cap Growth             Seeks long-term growth of capital.
 Portfolio -- Class A
 T. Rowe Price Small Cap Growth             Seeks long-term capital growth.
 Portfolio -- Class A
 Western Asset Management Strategic Bond    Seeks to maximize total return consistent
 Opportunities Portfolio -- Class A         with preservation of capital.
 FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS -- SERVICE CLASS 2

 Equity-Income Portfolio                    Seeks reasonable income. The fund will also
                                            consider the potential for capital
                                            appreciation. The fund's goal is to achieve a
                                            yield which exceeds the composite yield on
                                            the securities comprising the S&P 500(R)
                                            Index.
 FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST -- CLASS 1

 Templeton Foreign VIP Fund                 Seeks long-term capital growth.
 PIMCO VARIABLE INSURANCE
 TRUST -- ADMINISTRATIVE CLASS

 PIMCO High Yield Portfolio                 Seeks maximum total return, consistent with
                                            preservation of capital and prudent
                                            investment management.
 PIMCO Low Duration Portfolio               Seeks maximum total return, consistent with
                                            preservation of capital and prudent
                                            investment management.



            INVESTMENT PORTFOLIO                    INVESTMENT ADVISER/SUBADVISER
------------------------------------------- ---------------------------------------------
 Baillie Gifford International Stock        Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                       Subadviser: Baillie Gifford Overseas Limited
 BlackRock Bond Income                      Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                       Subadviser: BlackRock Advisors, LLC
 BlackRock Capital Appreciation             Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                       Subadviser: BlackRock Advisors, LLC
 BlackRock Ultra-Short Term Bond            Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                       Subadviser: BlackRock Advisors, LLC
 Brighthouse Asset Allocation 20            Brighthouse Investment Advisers, LLC
 Portfolio -- Class B
 Brighthouse Asset Allocation 40            Brighthouse Investment Advisers, LLC
 Portfolio -- Class B
 Brighthouse Asset Allocation 60            Brighthouse Investment Advisers, LLC
 Portfolio -- Class B
 Brighthouse Asset Allocation 80            Brighthouse Investment Advisers, LLC
 Portfolio -- Class B
 Brighthouse/Wellington Core Equity         Brighthouse Investment Advisers, LLC
 Opportunities Portfolio -- Class A         Subadviser: Wellington Management
                                            Company LLP
 Brighthouse/Wellington Core Equity         Brighthouse Investment Advisers, LLC
 Opportunities Portfolio -- Class E         Subadviser: Wellington Management
                                            Company LLP
 Jennison Growth Portfolio -- Class A       Brighthouse Investment Advisers, LLC
                                            Subadviser: Jennison Associates LLC
 Loomis Sayles Small Cap Growth             Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                       Subadviser: Loomis, Sayles & Company, L.P.
 MetLife Stock Index Portfolio -- Class A   Brighthouse Investment Advisers, LLC
                                            Subadviser: MetLife Investment Advisors,
                                            LLC
 Neuberger Berman Genesis                   Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                       Subadviser: Neuberger Berman Investment
                                            Advisers LLC
 T. Rowe Price Large Cap Growth             Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                       Subadviser: T. Rowe Price Associates, Inc.
 T. Rowe Price Small Cap Growth             Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                       Subadviser: T. Rowe Price Associates, Inc.
 Western Asset Management Strategic Bond    Brighthouse Investment Advisers, LLC
 Opportunities Portfolio -- Class A         Subadviser: Western Asset Management
                                            Company
 FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS -- SERVICE CLASS 2

 Equity-Income Portfolio                    Fidelity Management & Research Company
                                            Subadviser: FMR Co., Inc.
 FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST -- CLASS 1

 Templeton Foreign VIP Fund                 Templeton Investment Counsel, LLC
 PIMCO VARIABLE INSURANCE
 TRUST -- ADMINISTRATIVE CLASS

 PIMCO High Yield Portfolio                 PIMCO
 PIMCO Low Duration Portfolio               PIMCO

          INVESTMENT PORTFOLIO                      INVESTMENT OBJECTIVE                    INVESTMENT ADVISER/SUBADVISER
--------------------------------------- -------------------------------------------- -------------------------------------------
 PUTNAM VARIABLE TRUST -- CLASS IA

 Putnam VT Sustainable Leaders Fund     Seeks long-term capital appreciation.        Putnam Investment Management, LLC
 (formerly Putnam VT Multi-Cap Growth
 Fund)
 RUSSELL INVESTMENT FUNDS

 Global Real Estate Securities Fund     Seeks to provide current income and long     Russell Investment Management, LLC
                                        term capital growth.                         Subadvisers: Cohen & Steers Capital
                                                                                     Management, Inc., Cohen & Steers UK
                                                                                     Limited and Cohen & Steers Asia Limited;
                                                                                     Morgan Stanley Investment Management
                                                                                     Inc., Morgan Stanley Investment
                                                                                     Management Limited and Morgan Stanley
                                                                                     Investment Management Company;
                                                                                     RREEF America L.L.C., Deutsche
                                                                                     Investments Australia Limited and Deutsche
                                                                                     Alternatives Asset Management (Global)
                                                                                     Limited.
 International Developed Markets Fund   Seeks to provide long term capital growth.   Russell Investment Management, LLC
                                                                                     Subadvisers: GQG Partners LLC;
                                                                                     Janus Capital Management LLC and Perkins
                                                                                     Investment Management LLC;
                                                                                     Pzena Investment Management, LLC;
                                                                                     Wellington Management Company LLP
 Strategic Bond Fund                    Seeks to provide total return.               Russell Investment Management, LLC
                                                                                     Subadvisers: Colchester Global Investors
                                                                                     Limited;
                                                                                     Logan Circle Partners, L.P.;
                                                                                     Schroder Investment Management North
                                                                                     America Inc.;
                                                                                     Scout Investments, Inc.;
                                                                                     Western Asset Management Company and
                                                                                     Western Asset Management Company
                                                                                     Limited
 U.S. Small Cap Equity Fund             Seeks to provide long term capital growth.   Russell Investment Management, LLC
                                                                                     Subadvisers: Ancora Advisors, LLC;
                                                                                     Boston Partners Global Investors, Inc.;
                                                                                     Copeland Capital Management, LLC;
                                                                                     DePrince, Race & Zollo, Inc.;
                                                                                     Falcon Point Capital, LLC;
                                                                                     Jacobs Levy Equity Management, Inc.;
                                                                                     Penn Capital Management Company, Inc.;
                                                                                     Timpani Capital Management LLC
 U.S. Strategic Equity Fund             Seeks to provide long term capital growth.   Russell Investment Management, LLC
                                                                                     Subadvisers: Brandywine Global Investment
                                                                                     Management, LLC;
                                                                                     HS Management Partners, LLC;
                                                                                     Jackson Square Partners, LLC;
                                                                                     Jacobs Levy Equity Management, Inc.

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS
PART 2. PORTFOLIOS AVAILABLE WITH YOUR CONTRACT




If you purchased the RUSSELL-SELECT VARIABLE ANNUITY, the following portfolios are available:



BRIGHTHOUSE FUNDS TRUST II -- CLASS A

     BlackRock Ultra-Short Term Bond Portfolio



RUSSELL INVESTMENT FUNDS

     Global Real Estate Securities Fund

     International Developed Markets Fund

     Strategic Bond Fund

     U.S. Small Cap Equity Fund

     U.S. Strategic Equity Fund

--------------------------------------------------------------------------------

If you purchased the CUSTOM-SELECT VARIABLE ANNUITY, the following portfolios are available:



AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) -- SERIES I

     Invesco V.I. International Growth Fund



BRIGHTHOUSE FUNDS TRUST I

     Brighthouse Asset Allocation 100 Portfolio -- Class B

     Brighthouse/Aberdeen Emerging Markets Equity Portfolio -- Class A

     Clarion Global Real Estate Portfolio -- Class A

     ClearBridge Aggressive Growth Portfolio -- Class A

     Invesco Comstock Portfolio -- Class B

     Invesco Small Cap Growth Portfolio -- Class A

     MFS(R) Research International Portfolio -- Class A

     Morgan Stanley Discovery Portfolio -- Class A (formerly Morgan Stanley Mid
         Cap Growth Portfolio)

     PIMCO Total Return Portfolio -- Class A

     SSGA Growth and Income ETF Portfolio -- Class B

     SSGA Growth ETF Portfolio -- Class B

     T. Rowe Price Large Cap Value Portfolio -- Class A

     Victory Sycamore Mid Cap Value Portfolio -- Class A



BRIGHTHOUSE FUNDS TRUST II

     BlackRock Bond Income Portfolio -- Class A

     BlackRock Capital Appreciation Portfolio -- Class A

     BlackRock Ultra-Short Term Bond Portfolio -- Class A

     Brighthouse Asset Allocation 20 Portfolio -- Class B

     Brighthouse Asset Allocation 40 Portfolio -- Class B

     Brighthouse Asset Allocation 60 Portfolio -- Class B

     Brighthouse Asset Allocation 80 Portfolio -- Class B

     Brighthouse/Wellington Core Equity Opportunities Portfolio -- Class A

     Jennison Growth Portfolio -- Class A

     Neuberger Berman Genesis Portfolio -- Class A


     T. Rowe Price Large Cap Growth Portfolio -- Class A

     T. Rowe Price Small Cap Growth Portfolio -- Class A

     Western Asset Management Strategic Bond Opportunities Portfolio -- Class A



FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 1

     Templeton Foreign VIP Fund



PUTNAM VARIABLE TRUST -- CLASS IA

     Putnam VT Sustainable Leaders Fund (formerly Putnam VT Multi-Cap Growth
         Fund)



CLOSED PORTFOLIOS FOR THIS PRODUCT*

     Brighthouse Small Cap Value Portfolio -- Class A

     DWS Government & Agency Securities VIP -- Class A (formerly Deutsche
         Government & Agency Securities VIP)

--------------------------------------------------------------------------------

If you purchased the NAVIGATOR-SELECT VARIABLE ANNUITY, the following portfolios are available:



AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) -- SERIES I

     Invesco V.I. International Growth Fund



BRIGHTHOUSE FUNDS TRUST I

     Brighthouse Asset Allocation 100 Portfolio -- Class B

     Brighthouse Small Cap Value Portfolio -- Class B

     Brighthouse/Aberdeen Emerging Markets Equity Portfolio -- Class A

     Clarion Global Real Estate Portfolio -- Class A

     ClearBridge Aggressive Growth Portfolio -- Class A

     Invesco Comstock Portfolio -- Class B

     Invesco Small Cap Growth Portfolio -- Class A

     MFS(R) Research International Portfolio -- Class A

     Morgan Stanley Discovery Portfolio -- Class A (formerly Morgan Stanley Mid
         Cap Growth Portfolio)

     PIMCO Total Return Portfolio -- Class A

     SSGA Growth and Income ETF Portfolio -- Class B

     SSGA Growth ETF Portfolio -- Class B

     T. Rowe Price Large Cap Value Portfolio -- Class A

     T. Rowe Price Mid Cap Growth Portfolio -- Class B

     Victory Sycamore Mid Cap Value Portfolio -- Class A



BRIGHTHOUSE FUNDS TRUST II

     Baillie Gifford International Stock Portfolio -- Class B

     BlackRock Bond Income Portfolio -- Class A

     BlackRock Capital Appreciation Portfolio -- Class A

     BlackRock Ultra-Short Term Bond Portfolio -- Class A

     Brighthouse Asset Allocation 20 Portfolio -- Class B

     Brighthouse Asset Allocation 40 Portfolio -- Class B

     Brighthouse Asset Allocation 60 Portfolio -- Class B

     Brighthouse Asset Allocation 80 Portfolio -- Class B

     Brighthouse/Wellington Core Equity Opportunities Portfolio -- Class E

     Jennison Growth Portfolio -- Class A

     Loomis Sayles Small Cap Growth Portfolio -- Class B

     MetLife Stock Index Portfolio -- Class A

     Neuberger Berman Genesis Portfolio -- Class A

     T. Rowe Price Large Cap Growth Portfolio -- Class A

     T. Rowe Price Small Cap Growth Portfolio -- Class A

     Western Asset Management Strategic Bond Opportunities Portfolio -- Class A



FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS 2

     Equity-Income Portfolio



FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 1

     Templeton Foreign VIP Fund



PIMCO VARIABLE INSURANCE TRUST -- ADMINISTRATIVE CLASS

     PIMCO High Yield Portfolio

     PIMCO Low Duration Portfolio



PUTNAM VARIABLE TRUST -- CLASS IA

     Putnam VT Sustainable Leaders Fund (formerly Putnam VT Multi-Cap Growth
         Fund)



CLOSED PORTFOLIOS FOR THIS PRODUCT*

     Brighthouse Small Cap Value Portfolio -- Class A

     T. Rowe Price Mid Cap Growth Portfolio -- Class A (5/1/04)

     Brighthouse/Wellington Core Equity Opportunities Portfolio -- Class A

     DWS Government & Agency Securities VIP -- Class A (formerly Deutsche
         Government & Agency Securities VIP)

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*     These portfolios are closed for allocations of new purchase payments or transfers of account value (excluding rebalancing and dollar cost averaging programs in existence at the time of closing).



                                      B-5